Annual Total Returns- JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) [BarChart] - Class 1 Shares - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.77%)	19.73%	42.29%	9.59%	(5.28%)	20.21%	15.23%	(11.93%)	24.58%	13.69%